Restricted Net Assets	12 Months Ended
Dec. 31, 2014
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets

29. RESTRICTED NET ASSETS

Relevant PRC law and regulations permit payment of dividends by PRC-based operating entities such as AmazGame, Gamease, Gamespace, Guanyou Gamespace, 7Road Technology, Shenzhen 7Road and Yan Fan Jing He only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, a PRC-based operating entity is required to annually appropriate 10% of net after-tax income to the statutory surplus reserve fund (see Note 23) prior to payment of any dividends, unless such reserve funds have reached 50% of the entity’s registered capital. As a result of these and other restrictions under PRC law and regulations, PRC-based operating entities are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Even though the Company currently does not require any such dividends, loans or advances from PRC-based operating entities for working capital and other funding purposes, the Company may in the future require additional cash resources from PRC-based operating entities due to changes in business conditions, to fund future acquisitions and development, or to declare and pay dividends to or distribution to its shareholders.